Long-term debt and other financial liabilities (Details Narrative) - USD ($)	2 Months Ended		3 Months Ended	5 Months Ended	8 Months Ended		11 Months Ended	12 Months Ended
	Mar. 13, 2024	Mar. 01, 2024	Apr. 02, 2025	May 31, 2024	Sep. 05, 2024	Aug. 30, 2024	Dec. 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 1,605,654,000	$ 1,411,779,000
Prepaid amount								48,829,000
Cash and Cash Equivalents, at Carrying Value								343,373,000	$ 372,032,000	$ 304,367,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value								80,905,000
Two loan agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents								3,050,000
Alpes, Popi Sazaklis Aspen, DF Mystras and DF Montmartre [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment		semi-annual
Debt Instrument, Maturity Date, Description		five-year
Line of Credit Facility, Maximum Borrowing Capacity		$ 245,000,000
Long-Term Debt, Description		to finance the acquisition of the five vessels, Alpes, Popi Sazaklis, Aspen, DF Mystras and DF Montmartre
Number of repayment installments		ten
Alpes, Popi Sazaklis Aspen, DF Mystras and DF Montmartre [Member] | Six months after the delivery of the vessel I [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		$ 2,012,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		28,175,000
Alpes, Popi Sazaklis Aspen, DF Mystras and DF Montmartre [Member] | Six months after the delivery of the vessel II [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		2,012,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		28,175,000
Alpes, Popi Sazaklis Aspen, DF Mystras and DF Montmartre [Member] | Six months after the delivery of the vessel III [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		1,615,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		25,845,000
Alpes, Popi Sazaklis Aspen, DF Mystras and DF Montmartre [Member] | Six months after the delivery of the vessel IV [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		1,565,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		37,550,000
Alpes, Popi Sazaklis Aspen, DF Mystras and DF Montmartre [Member] | Six months after the delivery of the vessel V [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		1,565,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 37,550,000
DP2 Shuttle Tanker Athens 04 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Maximum Borrowing Capacity	$ 103,456,000
Long-Term Debt, Description	to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Athens 04
Number of repayment installments	fourteen
Debt Instrument, Periodic Payment	$ 2,873,770
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 63,223,108
Selini and Salamina [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Maturity Date, Description				one and a half year
Long-Term Debt, Description				to the refinancing of the panamax tankers, Selini and Salamina.
Number of repayment installments				two
Debt Instrument, Periodic Payment				$ 2,308,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				2,308,800
Neo Energy [Member]
Debt Instrument [Line Items]
Prepaid amount				$ 28,147,000
DP2 Shuttle Tanker Anfield [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment						semi-annual
Debt Instrument, Maturity Date, Description						seven-year
Line of Credit Facility, Maximum Borrowing Capacity						$ 111,776,000
Long-Term Debt, Description						to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Anfield
Number of repayment installments						fourteen
Debt Instrument, Periodic Payment						$ 3,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 69,776,000
Proceeds from Issuance of Debt					$ 14,903,500
Suezmax Tanker Eurovision [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment							semi-annual
Debt Instrument, Maturity Date, Description							five-year
Line of Credit Facility, Maximum Borrowing Capacity							$ 25,000,000
Long-Term Debt, Description							to the refinancing of the suezmax tanker, Eurovision.
Number of repayment installments							ten
Debt Instrument, Periodic Payment							$ 1,785,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							7,143,000
Prepaid amount							20,682,000
Proceeds from Issuance of Debt							$ 25,000,000
Byzantion and Bosporos [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment			semi-annual
Debt Instrument, Maturity Date, Description			one year
Long-Term Debt, Description			to the refinancing of the handysize tankers, Byzantion and Bosporos
Number of repayment installments			three
Debt Instrument, Periodic Payment			$ 1,365,000
All bank loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 1,605,654,000
Debt Instrument, Frequency of Periodic Payment								semi-annual
Maturity date								May 2025 and September 2033
Debt Instrument, Description of Variable Rate Basis								Interest rates on the outstanding loans as at December 31, 2024, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread
Debt Instrument, Covenant Compliance								The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2024
All bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								5.90%
All bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								7.40%